Intangible Assets - Schedule of Intangible Assets (Details) - USD ($)		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2024	Jan. 01, 2023	[1]
At cost
Ending balance	[1]	$ 4,627,072
Ending balance		4,627,072 [1]	$ 4,627,072	$ 4,208,930
Net book value		4,627,072	4,627,072
Licenses [Member]
At cost
Net book value		4,627,072	4,627,072
IP & Data rights [Member]
At cost
Net book value
Patents [Member]
At cost
Net book value
Internally generated [Member]
At cost
Net book value
At cost [Member]
At cost
Beginning balance		19,263,601
At cost, Exchange differences		1,913,771
Ending balance		21,177,371
Ending balance		21,177,371	21,177,371
At cost [Member] | Licenses [Member]
At cost
Beginning balance		5,811,481
At cost, Exchange differences		577,350
Ending balance		6,388,831
Ending balance		6,388,831	6,388,831
At cost [Member] | IP & Data rights [Member]
At cost
Beginning balance		209,695
At cost, Exchange differences		20,833
Ending balance		230,528
Ending balance		230,528	230,528
At cost [Member] | Patents [Member]
At cost
Beginning balance		809,031
At cost, Exchange differences		80,375
Ending balance		889,406
Ending balance		889,406	889,406
At cost [Member] | Internally generated [Member]
At cost
Beginning balance		12,433,394
At cost, Exchange differences		1,235,213
Ending balance		13,668,607
Ending balance		13,668,607	13,668,607
Accumulated amortization and impairment losses [Member]
At cost
Beginning balance		(15,054,671)
Ending balance		(16,550,299)
Ending balance		(16,550,299)	(16,550,299)
Accumulated amortization and impairment losses, Exchange differences		(1,495,629)
Accumulated amortization and impairment losses [Member] | Licenses [Member]
At cost
Beginning balance		(1,602,551)
Ending balance		(1,761,759)
Ending balance		(1,761,759)	(1,761,759)
Accumulated amortization and impairment losses, Exchange differences		(159,208)
Accumulated amortization and impairment losses [Member] | IP & Data rights [Member]
At cost
Beginning balance		(209,695)
Ending balance		(230,528)
Ending balance		(230,528)	(230,528)
Accumulated amortization and impairment losses, Exchange differences		(20,833)
Accumulated amortization and impairment losses [Member] | Patents [Member]
At cost
Beginning balance		(809,031)
Ending balance		(889,406)
Ending balance		(889,406)	(889,406)
Accumulated amortization and impairment losses, Exchange differences		(80,375)
Accumulated amortization and impairment losses [Member] | Internally generated [Member]
At cost
Beginning balance		(12,433,394)
Ending balance		(13,668,607)
Ending balance		(13,668,607)	$ (13,668,607)
Accumulated amortization and impairment losses, Exchange differences		$ (1,235,213)

[1]	Amounts have been represented from those previously published to reflect the change in the Company’s presentation currency from Swiss francs to US dollars (see Note 2).